[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08460
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Global Opportunity Bond Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face Amount (000)	Value (000)
DEBT INSTRUMENTS (95.7%)
Argentina (1.5%)
Sovereign (1.5%)
Republic of Argentina
6.00%, 3/31/23			$151	$88
11.375%, 3/15/10-1/30/17			265	81
11.75%, 4/7/09-6/15/15			760	232
12.125%, 5/21/05			120	40
Republic of Argentina (Linked Variable Rate)
87.961%, 4/10/05			310	110
				551
Belgium (0.6%)
Corporate (0.6%)
Telenet Communications NV
9.00%, 12/15/13	(a)	EUR	75	109
Telenet Group Holding NV
0.00%, 6/15/14	(a)(b)		$145	110
				219
Bermuda (0.5%)
Corporate (0.5%)
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(c)		80	81
8.625%, 1/15/15	(a)		115	118
				199
Brazil (7.4%)
Sovereign (7.4%)
Federative Republic of Brazil
3.063%, 4/15/24	(c)		400	363
6.00%, 4/15/24	(c)		130	117
8.00%, 4/15/14	(d)		824	819
8.875%, 4/15/24			435	416
10.50%, 7/14/14			300	331
11.00%, 8/17/40			170	189
14.50%, 10/15/09			450	567
				2,802
Bulgaria (0.8%)
Sovereign (0.8%)
Republic of Bulgaria
8.25%, 1/15/15	(a)		141	171
Republic of Bulgaria (Registered)
8.25%, 1/15/15			120	146
				317
Canada (4.0%)
Corporate (4.0%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	(d)		50	43
7.75%, 6/15/11	(d)		95	93
CanWest Media, Inc.
8.00%, 9/15/12	(a)		161	171
CHC Helicopter Corp.
7.375%, 5/1/14	(a)		200	196
Husky Oil Co.
8.90%, 8/15/28	(c)(d)		155	173
Jean Coutu Group, Inc.
7.625%, 8/1/12			35	36
8.50%, 8/1/14			155	151

Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	100	93
Nortel Networks Ltd.
6.125%, 2/15/06	90	91
Novelis, Inc.
7.25%, 2/15/15	(a)	160	158
Rogers Wireless Communications, Inc.
7.50%, 3/15/15	110	114
Tembec Industries, Inc.
8.50%, 2/1/11	(d)	195	186
1,505
Chile (1.0%)
Corporate (1.0%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(a)	350	378
Colombia (1.2%)
Sovereign (1.2%)
Republic of Colombia
9.75%, 4/9/11	233	258
10.375%, 1/28/33	20	21
11.75%, 2/25/20	140	167
446
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador
0.00%, 8/15/30	290	262
France (0.7%)
Corporate (0.7%)
Crown European Holdings S.A.
6.25%, 9/1/11	(a)	EUR	50	68
Rhodia S.A.
8.00%, 6/1/10	(a)	60	78
8.875%, 6/1/11	(a)(d)	$110	107
253
Germany (0.8%)
Corporate (0.8%)
Cognis Deutschland GmbH & Co. KG
6.979%, 11/15/13	(a)(c)	EUR	95	128
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)	$170	189
317
Indonesia (1.4%)
Corporate (1.4%)
Pindo Deli Finance (Mauritius)
10.75%, 10/1/07	(a)(e)	990	302
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, (expired maturity)	(e)	180	76
Tjiwi Kimia International Global Bond
13.25%, (expired maturity)	(e)	390	166
544
Ireland (0.5%)
Corporate (0.5%)
JSG Funding plc
10.125%, 10/1/12	EUR	125	181
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.00%, 3/29/18	(d)	$180	32
Luxembourg (1.1%)
Corporate (1.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	145	200
Safilo Capital International S.A.
9.625%, 5/15/13	(a)	115	152
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(a)	50	70
422

Malaysia (1.9%)
Sovereign (1.9%)
Government of Malaysia
7.50%, 7/15/11		$110	125
8.75%, 6/1/09		520	597
			722
Mexico (9.7%)
Corporate (4.8%)
AXtel S.A.
11.00%, 12/15/13	(d)	125	133
Pemex Project Funding Master Trust
4.31%, 6/15/10	(a)(c)	380	388
8.625%, 12/1/23	(a)	250	285
9.125%, 10/13/10		360	417
9.50%, 9/15/27	(a)	400	492
Satelites Mexicanos S.A. de CV
10.125%, (expired maturity)	(e)	246	126
			1,841
Sovereign (4.9%)
United Mexican States
8.125%, 12/30/19		406	466
8.30%, 8/15/31		150	172
8.375%, 1/14/11	(d)	390	445
10.375%, 2/17/09		270	320
11.50%, 5/15/26		291	441
			1,844
			3,685
Nigeria (0.6%)
Sovereign (0.6%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20	(b)	250	231
Panama (2.0%)
Sovereign (2.0%)
Republic of Panama
8.875%, 9/30/27		210	227
9.375%, 4/1/29		150	172
9.625%, 2/8/11		190	215
10.75%, 5/15/20		110	137
			751
Peru (1.1%)
Sovereign (1.1%)
Republic of Peru
5.00%, 3/7/17	(c)	129	121
8.375%, 5/3/16		130	136
9.875%, 2/6/15		140	162
			419
Philippines (2.2%)
Sovereign (2.2%)
Republic of Philippines
8.875%, 3/17/15	(d)	605	614
9.50%, 2/2/30		230	225
			839
Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered)
9.75%, 6/15/30		110	159
Russia (8.2%)
Corporate (1.6%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		500	604

Sovereign (6.6%)
Russian Federation
5.00%, 3/31/30	(a)(b)	401	415
Russian Federation (Registered)
5.00%, 3/31/30	(b)	1	1
8.25%, 3/31/10		320	346
11.00%, 7/24/18		601	831
12.75%, 6/24/28		565	926
			2,519
			3,123
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12		70	78
Turkey (2.9%)
Corporate (1.5%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06		437	576
Sovereign (1.4%)
Republic of Turkey
11.00%, 1/14/13		350	425
11.50%, 1/23/12		80	98
			523
			1,099
Ukraine (0.5%)
Sovereign (0.5%)
Republic of Ukraine
6.365%, 8/5/09	(a)(c)	190	203
United Kingdom (0.0%)
Corporate (0.0%)
Esprit Telecom Group plc
11.00%, 6/15/08	(f)	233	—	@
United States (41.5%)
Corporate (41.5%)
ACIH, Inc.
0.00%, 12/15/12	(a)(b)	115	82
Advanstar Communications, Inc.
10.294%, 8/15/08	(c)	148	154
10.75%, 8/15/10	(d)	20	22
AES Corp. (The)
7.75%, 3/1/14	(d)	45	47
8.875%, 2/15/11		9	10
9.00%, 5/15/15	(a)	100	110
9.375%, 9/15/10		16	18
Allegheny Energy, Inc.
7.75%, 8/1/05		35	35
Allied Waste North America
7.25%, 3/15/15	(a)	60	57
8.50%, 12/1/08		75	77
8.875%, 4/1/08	(d)	155	161
American Tower Corp.
7.125%, 10/15/12		80	80
7.50%, 5/1/12		75	77
AmerisourceBergen Corp.
8.125%, 9/1/08	(d)	90	97
Amscan Holding, Inc.
8.75%, 5/1/14		60	59
Amsted Industries, Inc.
10.25%, 10/15/11	(a)(d)	85	93
Associated Materials, Inc.
0.00%, 3/1/14	(b)	275	192
AutoNation, Inc.
9.00%, 8/1/08	(d)	100	110

Buhrmann US, Inc.
7.875%, 3/1/15	(a)	40	40
8.25%, 7/1/14		110	114
CA FM Lease Trust
8.50%, 7/15/17	(a)	103	116
Cablevision Systems Corp.
7.88%, 4/1/09	(a)(c)	45	48
Caesar’s Entertainment, Inc.
7.875%, 12/15/05		145	148
8.875%, 9/15/08		110	121
Charter Communications Holdings LLC
0.00%, 1/15/11	(b)(d)	115	93
9.625%, 11/15/09		25	20
10.25%, 1/15/10	(d)	75	61
10.75%, 10/1/09		35	29
Chesapeake Energy Corp.
7.50%, 9/15/13	(d)	125	132
Citgo Petroleum Corp.
6.00%, 10/15/11		65	65
CMS Energy Corp.
7.50%, 1/15/09	(d)	15	16
8.50%, 4/15/11	(d)	75	81
Community Health Systems, Inc.
6.50%, 12/15/12	(a)	80	78
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	(a)	25	20
DaVita, Inc.
6.625%, 3/15/13	(a)	55	55
7.25%, 3/15/15	(a)	25	25
DEL Laboratories, Inc.
8.00%, 2/1/12	(a)	40	39
Delhaize America, Inc.
8.125%, 4/15/11	(d)	90	100
Dex Media East LLC
12.125%, 11/15/12		48	57
Dex Media West LLC
9.875%, 8/15/13		69	77
Dynegy Holdings, Inc.
6.875%, 4/1/11	(d)	120	107
9.875%, 7/15/10	(a)(d)	75	81
Echostar DBS Corp.
6.375%, 10/1/11	(d)	120	118
El Paso Production Holding Co.
7.75%, 6/1/13	(d)	195	198
Equistar Chemicals LP
10.125%, 9/1/08	(d)	110	122
10.625%, 5/1/11	(d)	55	62
EXDS, Inc.
11.625%, 7/15/10	(e)(f)	161	—	@
Extendicare Health Services, Inc.
6.875%, 5/1/14		160	159

Fisher Scientific International, Inc.
6.75%, 8/15/14	(a)		50	51
8.00%, 9/1/13	(d)		15	16
8.125%, 5/1/12			56	61
Flowserve Corp.
12.25%, 8/15/10	(d)		35	38
FMC Corp.
10.25%, 11/1/09	(d)		50	56
Foundation PA Coal Co.
7.25%, 8/1/14			35	36
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08			95	100
General Cable Corp.
9.50%, 11/15/10			45	50
General Nutrition Centers, Inc.
8.50%, 12/1/10			115	98
Georgia-Pacific Corp.
8.875%, 2/1/10	(d)		160	179
Goodman Global Holding Co., Inc.
5.76%, 6/15/12	(a)(c)		30	30
7.875%, 12/15/12	(a)		145	133
Graham Packaging Co., Inc.
8.50%, 10/15/12	(a)		55	55
9.875%, 10/15/14	(a)		90	90
Graphic Packaging International Corp.
9.50%, 8/15/13	(d)		185	197
Hanover Compressor Co.
8.625%, 12/15/10			25	26
9.00%, 6/1/14			45	48
Hanover Equipment Trust
8.50%, 9/1/08	(d)		70	73
8.75%, 9/1/11			35	37
Harrah’s Operating Co., Inc.
7.875%, 12/15/05	(d)		120	123
HCA, Inc.
6.30%, 10/1/12	(d)		55	55
7.58%, 9/15/25	(d)		65	66
7.69%, 6/15/25	(d)		25	26
Hexcel Corp.
6.75%, 2/1/15	(a)		90	87
Hilcorp Energy I LP
10.50%, 9/1/10	(a)		140	156
Host Marriott Corp.
7.875%, 8/1/08			4	4
Host Marriott LP
7.125%, 11/1/13			150	150
Houghton Mifflin Co.
0.00%, 10/15/13	(b)(d)		130	91
9.875%, 2/1/13			100	104
Huntsman International LLC
10.125%, 7/1/09	(d)		92	96
Innophos, Inc.
8.875%, 8/15/14	(a)		100	106
Innophos Investments Holdings, Inc.
10.771%, 2/15/15	(a)(c)		35	35
Interface, Inc.
7.30%, 4/1/08			25	25
9.50%, 2/1/14			90	95
10.375%, 2/1/10	(d)		30	34
Interpublic Group of Cos., Inc.
5.40%, 11/15/09			35	34
6.25%, 11/15/14			40	38
Ipalco Enterprises, Inc.
8.625%, 11/14/11	(d)		30	35
Iron Mountain, Inc.
7.75%, 1/15/15	(d)		40	40
8.625%, 4/1/13	(d)		150	152
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			145	144
ISP Holdings, Inc.
10.625%, 12/15/09	(d)		155	167
Johnsondiversey, Inc.
9.625%, 5/15/12			125	135
9.625%, 5/15/12	(a)	EUR	25	37
K&F Acquisition, Inc.
7.75%, 11/15/14	(a)	$160		156
Koppers, Inc.
9.875%, 10/15/13			30	34

Laidlaw International, Inc.
10.75%, 6/15/11			120	136
Levi Strauss & Co.
7.73%, 4/1/12	(a)(c)		155	153
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			42	47
Manitowoc Co., Inc.
10.375%, 5/15/11		EUR	120	172
Marquee, Inc.
7.044%, 8/15/10	(a)(c)	$70		74
MedCath Holdings Corp.
9.875%, 7/15/12			100	108
MetroPCS, Inc.
10.75%, 10/1/11			105	108
MGM Mirage
5.875%, 2/27/14			115	109
6.00%, 10/1/09	(d)		90	89
Michael Foods, Inc.
8.00%, 11/15/13			75	78
Millennium America, Inc.
7.00%, 11/15/06			60	61
9.25%, 6/15/08			70	75
Monongahela Power Co.
5.00%, 10/1/06	(d)		105	106
MSW Energy Holdings II LLC
7.375%, 9/1/10			85	87
MSW Energy Holdings LLC
8.50%, 9/1/10			20	21
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(e)(f)		365	—	@
Muzak LLC
9.875%, 3/15/09			45	20
10.00%, 2/15/09			25	21
Nalco Co.
7.75%, 11/15/11	(d)		40	42
8.875%, 11/15/13			130	140
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)		20	22
Nebraska Book Co., Inc.
8.625%, 3/15/12			90	88
Nevada Power Co.
9.00%, 8/15/13	(d)		140	158
NMHG Holding Co.
10.00%, 5/15/09			110	119
Nortek, Inc.
8.50%, 9/1/14			145	141
Northwest Pipeline Corp.
8.125%, 3/1/10	(d)		20	22
NTK Holdings, Inc.
0.00%, 3/1/14	(a)(b)		145	78
Ormat Funding Corp.
8.25%, 12/30/20			155	156
Owens-Illinois, Inc.
7.35%, 5/15/08	(d)		20	21
7.50%, 5/15/10	(d)		235	243
Oxford Industries, Inc.
8.875%, 6/1/11			45	48
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14			80	83
PanAmSat Corp.
9.00%, 8/15/14			16	17
PanAmSat Holding Corp.
0.00%, 11/1/14	(a)(b)		175	115
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			135	140

Pilgrim’s Pride Corp.
9.25%, 11/15/13			45	50
9.625%, 9/15/11			160	174
Plains Exploration & Production Co.
7.125%, 6/15/14			60	63
Pliant Corp.
13.00%, 6/1/10			100	85
Ply Gem Industries, Inc.
9.00%, 2/15/12			105	100
Primedia, Inc.
8.875%, 5/15/11	(d)		195	204
Primus Telecommunications Group, Inc.
8.00%, 1/15/14			170	123
Propex Fabrics, Inc.
10.00%, 12/1/12	(a)		80	80
PSEG Energy Holdings LLC
8.625%, 2/15/08	(d)		85	90
Qwest Communications International, Inc.
6.294%, 2/15/09	(a)(c)(d)		90	91
Qwest Corp.
5.625%, 11/15/08			25	25
6.625%, 9/15/05			15	15
Qwest Services Corp.
13.50%, 12/15/07	(a)		120	134
Rayovac Corp.
7.375%, 2/1/15	(a)		30	29
8.50%, 10/1/13			150	155
Refco Finance Holdings LLC
9.00%, 8/1/12	(a)		205	218
Reliant Energy, Inc.
6.75%, 12/15/14			205	192
Renaissance Media Group LLC
10.00%, 4/15/08	(b)		45	46
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(e)(f)		570	—	@
14.00%, 2/15/10	(e)(f)		179	—	@
Rite Aid Corp.
7.125%, 1/15/07	(d)		65	65
8.125%, 5/1/10			85	87
RMCC Acquisition Co.
9.50%, 11/1/12	(a)		105	103
Rockwood Specialties Group, Inc.
7.625%, 11/15/14		EUR	50	66
10.625%, 5/15/11	(d)	$85		95
Rural Cellular Corp.
7.51%, 3/15/10	(c)		55	57
Sanmina-SCI Corp.
6.75%, 3/1/13	(a)		65	61
SBA Communications Corp.
8.50%, 12/1/12	(a)		75	78
SBA Telecommunications, Inc./
SBA Communications Corp.
0.00%, 12/15/11	(b)		145	126
Smithfield Foods, Inc.
7.00%, 8/1/11			140	144
7.625%, 2/15/08	(d)		50	52
8.00%, 10/15/09	(d)		50	53
Sonic Automotive, Inc.
8.625%, 8/15/13			190	190
Southern Natural Gas Co.
8.875%, 3/15/10			45	49
Station Casinos, Inc.
6.50%, 2/1/14			130	130
Team Health, Inc.
9.00%, 4/1/12			65	64

Technical Olympic USA, Inc.
9.00%, 7/1/10		105	110
10.375%, 7/1/12	(d)	65	72
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		27	30
Tenet Healthcare Corp.
6.50%, 6/1/12	(d)	35	32
9.875%, 7/1/14		50	52
Tesoro Corp.
9.625%, 4/1/12		50	55
Trimas Corp.
9.875%, 6/15/12		165	169
TRW Automotive, Inc.
9.375%, 2/15/13	(d)	102	110
UbiquiTel Operating Co.
9.875%, 3/1/11	(a)	100	111
UCAR Finance, Inc.
10.25%, 2/15/12		90	97
United Rentals North America, Inc.
6.50%, 2/15/12		85	83
United States Steel Corp.
9.75%, 5/15/10		72	80
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	(a)	105	105
Vertis, Inc.
13.50%, 12/7/09	(a)	75	62
Vintage Petroleum, Inc.
7.875%, 5/15/11		125	133
VWR International, Inc.
6.875%, 4/15/12	(d)	40	40
8.00%, 4/15/14		50	51
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	95	96
Waste Management, Inc.-Old
7.65%, 3/15/11	(d)	50	57
Williams Cos., Inc.
7.875%, 9/1/21	(d)	170	186
Xerox Corp.
7.125%, 6/15/10		130	135
			15,720
Venezuela (2.2%)
Sovereign (2.2%)
Republic of Venezuela
8.50%, 10/8/14		120	118
9.25%, 9/15/27		110	109
9.375%, 1/13/34		180	179
10.75%, 9/19/13		370	413
			819
TOTAL DEBT INSTRUMENTS
(Cost $36,006)			36,276

		Shares
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(g)	290	—	@
United States (0.0%)
Paxson Communications Corp.	(g)	16,956	1
TOTAL COMMON STOCKS
(Cost $381)			1
PREFERRED STOCKS (0.7%)
United States (0.7%)
Paxson Communications Corp., PIK, 14.25%		9	61
TNP Enterprises, Inc., PIK, 14.50%	(g)	172	191
TOTAL PREFERRED STOCKS
(Cost $143)			252

		No. of Warrants
WARRANTS (0.1%)
Nigeria(0.0%)
Central Bank of Nigeria, expiring 11/15/20	(f)(g)	250	—	@
United States(0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(g)	220	7
Venezuela(0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(g)(c)	950	20
TOTAL WARRANTS
(Cost $6)			27

		Face Amount (000)
SHORT-TERM INVESTMENT (3.5%)
United States (3.5%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $1,343 (Cost $1,343)	(h)	$1,343	1,343
TOTAL INVESTMENTS + (100.0%) (Cost $37,879)			37,899
LIABILITIES IN EXCESS OF OTHER ASSETS			(5,291)
NET ASSETS			$32,608

(a)	144A Security - Certain conditions for public sale mas exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Step Bond - coupon rate increases to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is ultimate maturity.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2005.
(d)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2005.
(e)	Security is in default.
(f)	Security was valued at fair value. At March 31, 2005, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Non-income producing security.
(h)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $37,879,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,487 of which $2,236,644 related to appreciated securities and $2,216,157 related to depreciated securities.

@	Value/Face Amount is less than $500.
EUR	Euro
PIK	Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	730	$947	4/26/2005	USD	954	$954	$7
EUR	210	272	4/26/2005	USD	274	274	2
EUR	65	84	4/26/2005	USD	83	83	(1)
EUR	55	71	4/26/2005	USD	72	72	1
USD	72	72	4/26/2005	EUR	55	71	(1)
USD	45	45	4/26/2005	EUR	35	45	— @
		$1,491				$1,499	$8

EUR  - Euro

USD  - U.S. Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 2 yr. Note	26	$5,379	Jun-05	$10

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005